Long-term borrowings	12 Months Ended
Dec. 31, 2011
Long-term borrowings
Long-term borrowings

9                                         Long-term borrowings

Long-term borrowings consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Secured bank loans, interest at floating rate equal to RMB benchmark lending rate of financial institutions multiplied by 105%	69,306	—	—
Secured government loan, interest at fixed rate of 5.40%	7,000	—	—
Total long-term borrowings	76,306	—	—
Less: current portion (note 8)	(57,000)	—	—
Long-term borrowings, excluding current portion	19,306	—	—

The weighted-average effective interest rate on long-term loans outstanding as of December 31, 2010 was 5.99% per annum. None of the short-term and long-term loans contain any financial covenants or subjective acceleration clauses.

As of December 31, 2010, building with carrying value of RMB29,325, land use rights with carrying value of RMB34,011 and bills receivable of RMB85,967 were pledged to banks as collateral for the secured bank loans of RMB69,306.